Convertible Preferred Stock and Stockholders' Deficit	9 Months Ended
Sep. 30, 2014
Convertible Preferred Stock and Stockholders' Deficit
6.	Convertible Preferred Stock and Stockholders’ Deficit

Convertible preferred shares issued and authorized as of December 31, 2012 and 2013, and as of September 30, 2014 were as follows:

	As of December 31, 2012
	Nina		Pinta		Santa Maria		Combined Total
	Shares	Carrying Value	Shares	Carrying Value	Shares	Carrying Value	Shares	Carrying Value
	(dollars in thousands)
Issued and outstanding:
Series A convertible preferred stock	3,846,154	$574	3,846,154	$2,478	3,846,154	$1,894	11,538,462	$4,946
Series A-1 convertible preferred stock	1,177,258	365	1,177,258	864	1,177,258	536	3,531,774	1,765

	5,023,412	$939	5,023,412	$3,342	5,023,412	$2,430	15,070,236	$6,711

Authorized:
Series A convertible preferred stock	13,076,923		13,076,923		13,076,923		39,230,769
Series A-1 convertible preferred stock	1,846,154		1,846,154		1,846,154		5,538,462

	14,923,077		14,923,077		14,923,077		44,769,231

	As of December 31, 2013
	Nina		Pinta		Santa Maria		Combined Total
	Shares	Carrying Value	Shares	Carrying Value	Shares	Carrying Value	Shares	Carrying Value
	(dollars in thousands)
Issued and outstanding:
Series A convertible preferred stock	15,452,114	$2,306	15,452,114	$9,963	15,452,114	$7,640	46,356,342	$19,909
Series A-1 convertible preferred stock	1,846,154	573	1,846,154	1,355	1,846,154	840	5,538,462	2,768
Series B convertible preferred stock	14,509,579	2,496	14,509,579	17,960	14,509,579	17,958	43,528,737	38,414

	31,807,847	$5,375	31,807,847	$29,278	31,807,847	$26,438	95,423,541	$61,091

Authorized:
Series A convertible preferred stock	15,452,114		15,452,114		15,452,114		46,356,342
Series A-1 convertible preferred stock	1,846,154		1,846,154		1,846,154		5,538,462
Series B convertible preferred stock	16,960,012		16,960,012		16,960,012		50,880,036

	34,258,280		34,258,280		34,258,280		102,774,840

	As of September 30, 2014
	Authorized Shares	Outstanding Shares	Carrying Value

	(dollars in thousands)
	(unaudited)
Series A convertible preferred stock	5,150,699	5,150,699	$19,909
Series A-1 convertible preferred stock	615,384	615,384	2,768
Series B convertible preferred stock	6,532,432	6,532,432	51,895

	12,298,515	12,298,515	$74,572

Original issuance prices of Series A convertible preferred stock, prior to issuance costs, were $0.152, $0.650 and $0.498 per share, for Nina, Pinta and Santa Maria, respectively, or $1.30 per share on a combined basis. Original issuance prices of Series B convertible preferred stock, prior to issuance costs were $0.173, $1.240 and $1.240 per share, for Nina, Pinta and Santa Maria, respectively, or $2.653 per share on a combined basis. Amgen contributed licenses for issued Series A-1 convertible preferred stock with fair values of $0.310, $0.734 and $0.455 per share for Nina, Pinta and Santa Maria, respectively, or $1.500 per share on a combined basis.

In connection with the Recapitalization on March 31, 2014, the stockholders of Nina, Pinta and Santa Maria exchanged three shares of each company’s preferred stock for one share of Atara preferred stock (a collective nine-for-one basis). The deemed original issuance prices of the new Atara preferred shares, for the calculation of the dividends and liquidation preference discussed below are $3.900, $4.875, and $7.960 for Series A, Series A-1, and Series B, respectively.

Nina, Pinta and Santa Maria issued convertible preferred stock with the same rights and privileges to the same investors. As of December 31, 2013, Atara had not issued any convertible preferred stock. In connection with the Recapitalization on March 31, 2014, Atara issued convertible preferred stock with the same rights and privileges and with the same ownership percentages as the convertible preferred stock previously issued by Nina, Pinta and Santa Maria. In October 2014, in connection with our initial public offering, all outstanding shares of Series A convertible preferred stock, Series A-1 convertible preferred stock and Series B convertible preferred stock were converted in to 12,298,515 shares of common stock and $74.6 million of mezzanine equity was reclassified to additional paid-in capital. The significant rights, privileges and preferences of our convertible preferred stock were as follows:

Dividend Provisions

The holders of the outstanding shares of convertible preferred stock are entitled to receive, when and if declared by our boards of directors, noncumulative annual dividends at a rate of 8% of the $20,087,750 and $52,000,000 liquidation preferences for the Series A and Series B convertible preferred stock, respectively, and 8% of the $3,000,000 liquidation preference for Series A-1 convertible preferred stock. After payments of such dividends, any additional dividends are paid to common and convertible preferred stock holders on an as-converted to common stock basis. No dividends were declared or paid through September 30, 2014.

Liquidation Preference

In the event of any liquidation, dissolution, winding up or change in control of the Company, the holders of Series B convertible preferred stock are entitled to receive a liquidation amount of $52,000,000 plus all declared but unpaid dividends prior and in preference to the holders of Series A and Series A-1 convertible preferred stock and the common stock. Following payment of these liquidation amounts, if proceeds for distribution remain, the holders of the Series A-1 convertible preferred and Series A convertible preferred stock, pro rata as a single group, are entitled to receive a liquidation amount of $20,087,750 and $3,000,000, respectively, plus all declared but unpaid dividends prior and in preference to the common stockholders. Thereafter, any proceeds remaining for distribution would be distributed pro rata among the common stockholders. Holders of convertible preferred stock may choose to receive the liquidation preference described above as preferred stockholders or instead may participate with the common stock in remaining liquidation proceeds on an as-converted to common stock basis.

Conversion Rights

Each share of convertible preferred stock is convertible, at the option of the holder and at any time, into shares of common stock on a one-for-one basis, subject to certain anti-dilution adjustments.

Each share of convertible preferred stock, subject to certain anti-dilution adjustments, will be automatically converted into one fully paid and nonassessable share of common stock at the applicable conversion rate upon the earlier of: (i) an initial public offering with a pre-initial public offering valuation that results in a price to the public of at least three times the Series B issue price (reduced to 1.6 times following the Recapitalization—see Note 2) and minimum proceeds to us of $30,000,000 or (ii) the date specified by a vote of the holders of a majority of outstanding shares of preferred stock.

Subject to customary exceptions, our amended and restated certificates of incorporation provide anti-dilution protection for holders of convertible preferred stock in the event that we issue additional shares of common stock, options or rights to purchase common stock or securities convertible into common stock without consideration or at a price per share that is less than the then-effective conversion price of any series of the convertible preferred stock, which is referred to as a dilutive issuance. Our amended and restated certificates of incorporation provide that the conversion price shall be adjusted to protect holders of convertible preferred stock from certain dilutive issuances based on a weighted-average formula.

In addition to the anti-dilution protections described above, the conversion price of the convertible preferred stock is subject to adjustments for stock splits, dividends and recapitalizations.

Voting Rights

The holder of each share of convertible preferred stock has the right to one vote for each share of common stock into which such share of convertible preferred stock could be converted. Additionally, specific protective provisions require approval of the holders of a majority of the outstanding shares of convertible preferred stock.

Election of Directors

The members of the boards of directors of Nina, Pinta and Santa Maria were identical for all three companies for the periods presented and were elected as follows: (i) one person was elected by the holders of the common stock; (ii) two persons were elected by the holders of our Series A convertible preferred stock; (iii) one person was elected by the holders of our Series B convertible preferred stock; and (iv) the remaining directors were elected by the holders of our common stock and convertible preferred stock as a single class.

The members of the board of directors of Atara after the Recapitalization were elected as follows: (i) one person was elected by the holders of the common stock; (ii) two persons were elected by the holders of our Series A convertible preferred stock; (iii) one person was elected by the holders of our Series B convertible preferred stock; and (iv) the remaining directors were elected by the holders of our common stock and convertible preferred stock as a single class.